Retirement benefits - Summary of Movement in Benefit Obligation (Detail) - Retirement benefit obligations [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Balance at 1 January	$ 244	$ 250
Interest expense	9	9
Benefits paid	(15)	(14)
Re-measurement losses	10	4
Exchange adjustments	2	(5)
Balance at 31 December	250	244
Comprising:
Funded plans	146	145
Unfunded plans	104	99
Balance at 31 December	250	244
Pension plans [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Balance at 1 January	27	27
Interest expense	1	1
Benefits paid	(1)
Re-measurement losses		4
Exchange adjustments	2	(5)
Balance at 31 December	29	27
Comprising:
Unfunded plans	29	27
Balance at 31 December	29	27
Pension plans [member] | US and other [member]
Disclosure of defined benefit plans [line items]
Balance at 1 January	195	202
Interest expense	7	7
Benefits paid	(13)	(13)
Re-measurement losses	8	(1)
Balance at 31 December	197	195
Comprising:
Funded plans	146	145
Unfunded plans	51	50
Balance at 31 December	197	195
US post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Balance at 1 January	22	21
Interest expense	1	1
Benefits paid	(1)	(1)
Re-measurement losses	2	1
Balance at 31 December	24	22
Comprising:
Unfunded plans	24	22
Balance at 31 December	$ 24	$ 22